Restructuring Charge	6 Months Ended
Jun. 30, 2012
Restructuring Charge [Abstract]
Restructuring Charge
6.	Restructuring Charge

During the three months ended March 31, 2011, the Partnership sold the FSO unit, Karratha Spirit, and the time-charter contract for the Basker Spirit shuttle tanker was terminated. The Partnership recorded restructuring charges relating to the termination of employment of certain seafarers of the two vessels of approximately $3.9 million during the six months ended June 30, 2011. At June 30, 2012, and December 31, 2011, no restructuring liabilities were recorded in accrued liabilities.